Employment benefit plans (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of defined benefit plans [line items]
Summary of employee benefit expense	Consolidated statement of profit or loss and OCI

	For the year ended March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Net employees benefit expense recognised in 'Employee benefits expense'
Current service cost	73	95	93	1
Past service cost#	—	—	102	1
Interest cost on benefit obligation	16	20	23	0
Net benefit expense*	89	115	218	1

* This amount is inclusive of amount capitalised in different projects.

# Past service cost represents incremental cost incurred due to change in statutory provisions governing gratuity during the year.

Net (expense) / income recognised in OCI	(18)	50	43	0

Summary of defined benefit plan liability recognized in statement of financial position	Consolidated statement of financial position

	As at March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Defined benefit liability
Present value of unfunded obligation	315	532	6
Net liability	315	532	6

Summary of change in present value of defined benefit obligation

	For the year ended March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Changes in the present value of the defined benefit obligation
Opening defined benefit obligation	231	300	315	3
Current service cost	73	95	93	1
Past service cost	—	—	102	1
Interest cost	16	20	23	1
Benefits paid	(34)	(50)	(44)	0
Remeasurements during the year due to:
- Experience adjustments	10	(8)	52	1
- Change in financial assumptions	4	9	(3)	(0)
- Change in demographic assumptions	—	(51)	(6)	(0)
Closing defined benefit obligation	300	315	532	6

Summary of principal assumptions used in defined benefit plan	Principal assumptions used in determining gratuity obligations

	For the year ended March 31,
	2024	2025	2026
Discount rate	7.20%	6.60%	6.75%
Salary escalation	10.00%	10.00%	10.00%

Summary of sensitivity analysis for significant actuarial assumptions

The Group regularly assesses these assumptions with the projected long-term plans and prevalent industry standards. The impact of sensitivity due to changes in the significant actuarial assumptions on the defined benefit obligations is given in the table below:

	Change in	Impact on provision for gratuity as at March 31,
Particulars	assumptions	2025	2026	2026
		(INR)	(INR)	(USD)
Discount rate	+ 0.5%	314	520	6
	- 0.5%	330	545	6
Salary escalation	+ 0.5%	328	541	6
	- 0.5%	316	524	6

Summary of maturity analysis of defined benefit payments
d)
Projected plan cash flow

The table below shows the expected cash flow profile of the benefits to be paid to the current membership of the plan based on past service of the employees as at the valuation date:

Maturity profile	As at March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Within next 12 months	52	91	1
From 2nd to 5th year	192	342	4
From 6th to 9th year	117	178	2
From 10th year and beyond	108	148	2

Defined Contribution Plan [Member]
Disclosure of defined benefit plans [line items]
Summary of employee benefit expense

Defined contribution plan	For the year ended March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Contribution to provident fund and other fund charged to consolidated statement of profit or loss (inclusive of amount capitalised in different projects)	311	347	319	3